Investment property (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Summary of Investment Property
(a)	This caption is made up as follows:

	2022	2021	Acquisition or construction year	Hierarchy level (i)	Valuation methodology (e) 2022 / 2021
	S/(000)	S/(000)
Land
San Isidro – Lima	264,868	281,535	2009	Level 3	Appraisal
San Martín de Porres – Lima	88,182	66,408	2015	Level 3	Appraisal
Nuevo Chimbote	33,747	33,863	2021	Level 3	Appraisal
Santa Clara – Lima	26,352	17,906	2017	Level 3	Appraisal
Sullana	22,689	19,818	2012	Level 3	Appraisal
Others	8,716	9,680	—	Level 3	Appraisal / Cost

	444,554	429,210

Completed investment property - “Real Plaza” shopping malls
Talara	43,728	32,554	2015	Level 3	DCF

	43,728	32,554

Buildings
Ate Vitarte – Lima	149,720	116,432	2006	Level 3	DCF/Appraisal
Orquídeas - San Isidro – Lima	138,643	153,452	2017	Level 3	DCF
Piura (d)	123,508	116,595	2008/2020	Level 3	DCF/Appraisal
Paseo del Bosque (d)	96,194	105,398	2021	Level 3	DCF
Chorrillos – Lima (d)	81,516	67,043	2017	Level 3	DCF
Chimbote	45,069	44,212	2015	Level 3	DCF
Maestro-Huancayo	32,342	31,965	2017	Level 3	DCF
Cusco	27,513	30,852	2017	Level 3	DCF
Panorama – Lima	20,669	20,509	2016	Level 3	DCF
Pardo y Aliaga – Lima, Note 3.4(o)	16,755	19,569	2008	Level 3	DCF
Trujillo	15,815	17,681	2016	Level 3	DCF
Cercado de Lima – Lima	14,543	16,025	2017	Level 3	DCF
Others	37,148	22,957	—	Level 3	DCF

	799,435	762,690

Total	1,287,717	1,224,454

DCF: Discounted cash flow

(i)	During 2022 and 2021, there were no transfers between levels of hierarchy, see Note 3.4(z)
(ii)	As of December 31, 2022 and 2021, there are no liens on investment property.

Summary of Gain on Investment Properties
(b)	The net gain on investment properties as of December 31, 2022, 2021 and 2020, consists of the following:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Income from rental of investment property	65,485	57,430	39,491
Gain on valuation of investment property	19,146	21,969	5,438

Total	84,631	79,399	44,929

Summary of Movement of Investment Property
(c)	The movement of investment property for the years ended December 31, 2022, 2021 and 2020, is as follows:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Beginning of year balances	1,224,454	1,043,978	972,096
Additions (d)	34,760	156,892	61,243
Valuation gain	19,146	21,969	5,438
Net transfers, Note 3.4(o)	9,357	1,615	5,201

End of year balances	1,287,717	1,224,454	1,043,978

Summary of Average Price of Land	Following are the minimum ranges, maximum ranges and the average price for the land, before any adjustment:

	Minimum range	Maximum range	Average
	US$ per m2	US$ per m2	US$ per m2
San Isidro – Lima	5,000	8,800	6,761
San Martin de Porres – Lima	1,050	1,425	1,268
Piura	615	1,000	791
Ate Vitarte - Lima	1,188	1,800	1,619
Others	170	335	222

Summary of Assumptions Used in Valuation of Investment Property
The main assumptions used in the valuation and estimation of the market value of investment property are detailed below:

	US$ / Percentage
	2022		2021
Average ERV	US$	125.9	US$	99.0
Long-term inflation		3.1%		2.6%
Long-term occupancy rate		97.1%		98.4%
Average growth rate of rental income		2.9%		2.6%
Average NOI margin		93.7%		93.4%
Discount rate		10.3%		9.3%

Summary of Sensitivity Analysis in Valuation of Investment Property
The sensitivity analysis on the valuation of investment property, against changes in factors deemed relevant by Management, is presented below:

		2022	2021
		S/(000)	S/(000)
Average growth rate of rental income (basis) -
Increase	+0.25%	10,474	15,291
Decrease	-0.25%	(10,107)	(14,733)
Long-term inflation (basis) -
Increase	+0.25%	16,133	17,592
Decrease	-0.25%	(15,017)	(16,308)
Discount rate (basis) -
Increase	+0.5%	(47,957)	(48,381)
Decrease	-0.5%	55,135	55,881

Summary of Future Minimum Fixed Rental Income
(f)	Below are the nominal amounts of the future minimum fixed rental income of the Group’s investment property (operating leases) are as follows:

Year	2022	2021
	S/(000)	S/(000)
Within 1 year	61,557	62,880
After 1 year but not more than 5 years	241,546	231,768
Over 5 years	865,407	834,997

Total	1,168,510	1,129,645